COMMITMENTS - Tangible and Intangible Asset Commitments (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of capital expenditures commitments [line items]
Total tangible and intangible asset commitments	€ 91	€ 124
Property, plant and equipment
Disclosure of capital expenditures commitments [line items]
Total tangible and intangible asset commitments	89	123
Computer Software
Disclosure of capital expenditures commitments [line items]
Total tangible and intangible asset commitments	€ 2	€ 1